Net Liabilities Assumed and Goodwill Arising (Parenthetical) (Detail)	12 Months Ended																1 Months Ended				1 Months Ended			1 Months Ended			12 Months Ended				1 Months Ended	12 Months Ended		1 Months Ended			1 Months Ended						1 Months Ended											1 Months Ended			12 Months Ended			1 Months Ended					1 Months Ended
	Dec. 31, 2012 USD ($)		Dec. 31, 2011 USD ($)		Dec. 31, 2010 USD ($)	Dec. 31, 2012 Developed Technology	Dec. 31, 2011 Developed Technology	Dec. 31, 2012 Customer Relationships	Dec. 31, 2011 Customer Relationships	Dec. 31, 2012 Software	Dec. 31, 2011 Software	Dec. 31, 2012 Minimum	Dec. 31, 2012 Minimum Software	Dec. 31, 2012 Maximum	Dec. 31, 2012 Maximum Software	Jan. 13, 2012 Open Install Inc USD ($)	Jan. 13, 2012 Open Install Inc Internet Domain Names USD ($)	Jan. 13, 2012 Open Install Inc Developed Technology USD ($)	Jul. 06, 2012 Crossloop Inc USD ($)		Jul. 06, 2012 Crossloop Inc Developed Technology USD ($)	Oct. 01, 2012 Avalanche USD ($)		Oct. 01, 2012 Avalanche Other Intangible Assets USD ($)	Oct. 01, 2012 Avalanche Customer Lists USD ($)	Oct. 01, 2012 Avalanche Software USD ($)	Dec. 31, 2012 Droid Security Ltd USD ($)	Dec. 31, 2011 Droid Security Ltd USD ($)	Jan. 04, 2011 Droid Security Ltd USD ($)		Jan. 04, 2011 Droid Security Ltd Developed Technology USD ($)	Dec. 31, 2012 IMedix Web Technologies Limited USD ($)	May 18, 2011 IMedix Web Technologies Limited USD ($)	May 18, 2011 IMedix Web Technologies Limited Developed Technology USD ($)	May 18, 2011 IMedix Web Technologies Limited Customer Relationships USD ($)	May 18, 2011 IMedix Web Technologies Limited Indefinite Lived Trade Names USD ($)	Aug. 17, 2011 Tune Up Software Gmbh USD ($)	Aug. 17, 2011 Tune Up Software Gmbh EUR (€)	Aug. 19, 2011 Tune Up Software Gmbh USD ($)	Aug. 19, 2011 Tune Up Software Gmbh EUR (€)	Apr. 19, 2011 Tune Up Software Gmbh USD ($)		Aug. 17, 2011 Tune Up Software Gmbh Intellectual Property USD ($)	Aug. 17, 2011 Tune Up Software Gmbh Intellectual Property EUR (€)	Aug. 19, 2011 Tune Up Software Gmbh Developed Technology USD ($)	Aug. 19, 2011 Tune Up Software Gmbh Customer Relationships USD ($)	Aug. 19, 2011 Tune Up Software Gmbh Brand and Domain Names USD ($)	Aug. 19, 2011 Tune Up Software Gmbh Other Intangible Assets USD ($)	Dec. 31, 2012 Tune Up Software Gmbh Contingent Purchase Consideration USD ($)	Dec. 31, 2012 Tune Up Software Gmbh Contingent Purchase Consideration EUR (€)	Aug. 19, 2011 Tune Up Software Gmbh Maximum USD ($)	Aug. 19, 2011 Tune Up Software Gmbh Maximum EUR (€)	Oct. 31, 2011 AVG Distribution Switzerland AG USD ($)	Oct. 31, 2011 AVG Distribution Switzerland AG Developed Technology USD ($)	Oct. 31, 2011 AVG Distribution Switzerland AG Customer Relationships USD ($)	Oct. 31, 2011 AVG Distribution Switzerland AG Brand and Domain Names USD ($)	Dec. 31, 2012 Bsecure USD ($)	Oct. 26, 2011 Bsecure USD ($)		Oct. 26, 2011 Bsecure Developed Technology USD ($)	Oct. 26, 2011 Bsecure Customer Relationships USD ($)	Oct. 26, 2011 Bsecure Brand and Domain Names USD ($)	Jun. 09, 2010 Walling Data Systems Inc Developed Technology USD ($)	Jun. 09, 2010 Walling Data Systems Inc Customer Relationships USD ($)	Jun. 09, 2010 Walling Data Systems Inc Minimum Customer Relationships	Jun. 09, 2010 Walling Data Systems Inc Maximum Customer Relationships	Oct. 26, 2011 Earn Out Payment Bsecure USD ($)
Schedule of Business Acquisitions, Purchase Price Allocation [Line Items]
Business acquisition, Property, plant and equipment																$ 19,000						$ 162,000																			$ 815,000
Business Acquisition Purchase Price Allocation Net Working Capital																22,000						(134,000)
Business acquisition, purchase price allocation, cash																102,000													525,000				600,000								2,567,000	[1]											669,000
Acquired intangible assets																	65,000	3,200,000			600,000			156,000	3,797,000	21,000					1,104,000			2,824,000	539,000	271,000									6,252,000	1,378,000	9,432,000	28,000						625,000	4,099,000	17,000				4,000,000	490,000	20,000	186,000	1,273,000
Acquired finite-lived intangible asset, useful life						4 years	4 years	4 years	4 years	5 years	2 years 6 months	2 years	3 years	5 years	5 years		8 years	5 years			5 years			2 years	5 years	3 years					4 years			5 years	3 years										4 years	5 years	8 years	4 years						5 years	5 years	8 years				5 years	5 years	8 years	1 year 6 months		2 years	14 years
Business acquisition, Deferred income tax asset																						644,000																																				1,166,000
Earn out obligations																						2,250,000							5,300,000
Business acquisition contingent consideration amount at fair value	3,395,000	[2]	12,835,000	[2]															100,000	[3]		2,843,000	[4]						1,189,000	[5]									10,590,000	7,400,000	10,590,000	[6]																1,740,000	[7]								1,740,000
Business acquisition, purchase price allocation, deferred tax liabilities																													276,000				808,000								3,351,000												474,000
Business acquisition, Net working capital and other asset																													21,000				454,000																				124,000					250,000
Earn out paid																											546,000	738,000				1,900,000
Compensation expense																											2,461,000	1,142,000
Additional compensation expense																											2,080,000
Purchase consideration period																																12 months
Cash consideration paid in exchange for internally developed intellectual property																																											7,100,000	5,000,000
Dividend payment to founders of TuneUP	2,555,000		229,893,000		47,210,000																																5,000,000	3,500,000
Business acquisition contingent consideration																																																			14,400,000	10,000,000
Contingent cash consideration paid																4,049,000			500,000			7,450,000							4,400,000				3,761,000								34,430,000	[1]							9,200,000	7,500,000			5,438,000					4,799,000
Business acquisition, Deferred revenue																																									1,157,000																	832,000
Business Acquisition, contingent Consideration, Payment made																																																									$ 2,000,000

[1]	Included in cash consideration paid is €5 million ($7.1 million) paid by AVG Technologies CY (a wholly owned subsidiary of AVG Technologies N.V.) in exchange for the internally developed intellectual property of TuneUp, which was received by TuneUp on August 17, 2011, prior to the closing of the acquisition. This has been adjusted from the cash and cash equivalents at acquisition of TuneUp along with a dividend payment of €3.5 million ($5.0 million) paid to the founders of TuneUp which was paid using the funds received from AVG Technologies CY immediately prior to acquisition.
[2]	The fair values of the contingent purchase consideration liabilities were determined for each arrangement individually. The fair value is determined using the income approach with significant inputs that are not observable in the market. Key assumptions include discount rates consistent with the level of risk of achievement and probability adjusted financial projections. The expected outcomes are recorded at net present value, which requires adjustment over the life of the instruments for changes in risks and probabilities.
[3]	The earn-out payment was contingent upon achievement of certain milestones on or before October 1, 2012 and the fulfillment of some contractual conditions.
[4]	If certain performance milestones have been met the Company is required to pay a performance earn-out with respect to the years ended on June 30, 2013 and June 30, 2014. The earn-out payments are capped at $2,250 a year. The estimated fair value of the performance earn-out is $2,843.
[5]	Earn out payments are capped at $5,300 and are primarily based on the number of users of Droid software in the period from acquisition to December 31, 2013. A portion of earn out payments with a fair value of $1,189 was classified as contingent consideration, with the remaining portion classified as compensation expense. During financial years 2011 and 2012, the Company paid in earn out payments classified as contingent consideration $738 and $546, respectively. In addition the Company recorded compensation expense of $1,142 and $2,461, respectively. The increase in 2012 compared to 2011 is a consequence of reassessed expected number of users, which resulted in the recognition of an additional compensation expense of $2,080 in 2012.
[6]	Contingent cash consideration up to €10.0 million ($14.4 million), which, on the date of acquisition, was estimated to have a fair value by the Company at €7.4 million ($10.6 million), was contingent based on the EBITDA value achieved and revenues generated from sales of TuneUp during financial year 2011. A payment of €7.5 million ($9.2 million) was made during the financial year 2012.
[7]	The earn out payments with a fair value of $1,740 are dependent upon achievement of certain milestones and were classified as contingent consideration. A payment of $2,000 was made during the financial year 2012.